UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549
                                      FORM 13F
                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment[ ]; Amendment Number:
					     ------------

This Amendment (Check only one.):	[ ]is a restatement.
					[ ]adds new holdings entries.


Institutional Investment Manager Filing This Report:

			  Name:    Stevens First Principles Investment Advisors

     			  Address: 4100 Newport Place Drive, Suite 720
               			   Newport Beach, CA 92660

			  13F File Number: 28-12317


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

	Name:		Steven Lee Yamshon
	Title:		Chief Compliance Officer
	Phone:		949-251-9333


Signature, Place, and Date of Signing:


/s/ Steven Lee Yamshon                 Newport Beach, CA      10/14/2011
-----------------------------------  ---------------------  -----------
[Signature]			           [Place]	      [Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

Report Summary:

Number of Other Included Managers:	 1

Form 13F Information Table Entry Total:	 186

Form 13F Information Table Value Total:  $119,760 (x1,000)


List of Other Included Managers:

No. 13F File Number		Name

01 28-12624			FIRST REPUBLIC INVESTMENT MANAGEMENT, INC.

			      FORM 13F INFORMATION TABLE - STEVENS FIRST PRINCIPLES INVESTMENT ADVISERS 09/30/11
                                                               VALUE SHRS OR  SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x1000)PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

Abbott Laboratories                  COM           002824100  1,500   29,329  SH        SOLE                  29,329
Aberdeen Asia-Pacific Income Fund    COM           003009107  5,098  739,937  SH        DEFINED	             731,937  8,000
Aberdeen Australia Equity Fund       COM           003011103    172   17,984  SH        SOLE                  17,984
Adams Express Company                COM           006212104    194   21,070  SH        DEFINED	               1,740 19,330
Aegerion Pharmaceuticals Inc         COM           00767E102      6      500  SH        SOLE                     500
Alcoa Inc                            COM           013817101     70    7,324  SH        SOLE                   7,324
Alexander & Baldwin Inc              COM           014482103  2,298   62,908  SH        SOLE                  62,908
Amag Pharmaceuticals Inc             COM           00163U106     15    1,000  SH        SOLE                   1,000
Amarin Corporation PLC               ADR NEW       023111206     23    2,500  SH        SOLE                   2,500
American Express                     COM           025816109     36      800  SH        SOLE                     800
Amgen Inc                            COM           031162100     55    1,000  SH        SOLE                   1,000
Amicus Therapeutics Inc              COM           03152W109      2      600  SH        SOLE                     600
Apache Corp                          COM           037411105     72      900  SH        SOLE                     900
Apartment Investment & Mgmnt Co      CL A          03748R101      1       60  SH        SOLE                      60
Apple Inc                            COM           037833100     76      200  SH  CALL  SOLE                     200
Apple Inc                            COM           037833100      2        6  SH        SOLE                       6
Archer Daniels Midland Co            COM           039483102  3,172  127,865  SH        DEFINED	             121,465  6,400
AT&T Inc                             COM           00206R102     71    2,500  SH        SOLE                   2,500
Avista Corp                          COM           05379B107    238    9,995  SH        SOLE                   9,995
Barrick Gold Corp                    COM           067901108    272    5,833  SH        SOLE                   5,833
Berkshire Hathaway Inc - B           CL B NEW      084670702     16      230  SH        SOLE                     230
Biomarin Pharmaceutical Inc          COM           09061G101     10      300  SH        SOLE                     300
Boeing Co                            COM           097023105      1       15  SH        SOLE                      15
BP PLC                               ADR           055622104    526   14,592  SH        SOLE                  14,592
Bristol Myers Squibb Co              COM           110122108     22      700  SH        SOLE                     700
Broadcom Corp Cl A                   CL A          111320107     67    2,000  SH        SOLE                   2,000
California Water Service Group       COM           130788102    843   47,610  SH        SOLE                  47,610
Canadian National Railway Co         COM           136375102      1       15  SH        SOLE                      15
Canadian Natural Resources Ltd       COM           136385101      1       35  SH        SOLE                      35
Canadian Pacific Railway Ltd         COM           13645T100  2,438   50,691  SH        SOLE                  50,691
Celldex Therapeutics, Inc.           COM           15117B103   	  5    2,000  SH        SOLE                   2,000
Cenovus Energy Inc                   COM           15135U109  3,932  128,026  SH        DEFINED	             120,026  8,000
Central Fund of Canada Ltd           CL A          153501101  1,967   95,060  SH        SOLE                  95,060
Chevron Corp                         COM           166764100     46      496  SH        SOLE                     496
Chico's FAS Inc                      COM           168615102      3      230  SH        SOLE                     230
Church & Dwight Co                   COM           171340102  2,840   64,260  SH        SOLE                  64,260
Cincinnati Financial Corp            COM           172062101      2       81  SH        SOLE                      81
Cisco Systems Inc                    COM           17275R102     82    5,280  SH        SOLE                   5,280
Citigroup Inc                        COM NEW       172967424  2,050   80,000  SH  CALL	SOLE                  80,000
Coca Cola Co                         COM           191216100    225    3,335  SH        SOLE                   3,335
Companhia Siderurgica Nacional       ADR           20440W105      1      101  SH        SOLE                     101
Compass Minerals International Inc.  COM           20451N101      3       50  SH        SOLE                      50
ConocoPhillips                       COM           20825C104  1,482   23,400  SH        SOLE                  23,400
Consolidated-Tomoka Land Co          COM           210226106    447   17,040  SH        SOLE                  17,040
Corning Inc                          COM           690742101     99    8,000  SH  CALL	SOLE                   8,000
Cummins Inc                          COM           231021106     90    1,100  SH        SOLE                   1,100
CVS Caremark Corp                    COM           126650100      3       75  SH        SOLE                      75
Cytokinetics Inc                     COM           23282W100      0      200  SH        SOLE                     200
Deere & Co                           COM           244199105     84    1,300  SH        SOLE                   1,300
Dendreon Corp                        COM           24823Q107     18    2,000  SH  CALL  SOLE                   2,000
DepoMed Inc                          COM           249908104     11    2,000  SH        SOLE                   2,000
Derma Sciences Inc                   COM PAR $.01  249827502     27    3,500  SH        SOLE                   3,500
Diageo Plc                           ADR NEW       25243Q205      8      100  SH        SOLE                     100
DirecTV                              COM CL A      25490A101     85    2,000  SH        SOLE                   2,000
Eaton Corp                           COM           278058102     18      500  SH        SOLE                     500
Ecopetrol SA                         ADS           279158109     30      750  SH        SOLE                     750
Edison International                 COM           281020107     77    2,000  SH        SOLE                   2,000
Edwards Lifesciences                 COM           28176E108     36      500  SH        SOLE                     500
EI du Pont de Nemours & Co           COM           263534109  1,568   39,230  SH        SOLE                  39,230
EMC Corp                             COM           268648102     73    3,500  SH        SOLE                   3,500
Enbridge Energy                      COM           29250R106      3      102  SH        SOLE                     102
EnCana Corp                          COM           292505104  2,793  145,376  SH        SOLE                 145,376
Endocyte Inc                         COM           29269A102     11    1,000  SH        SOLE                   1,000
Ensco PLC                            ADR           29358Q109     81    2,000  SH        SOLE                   2,000
Exelixis Inc                         COM           30161Q104     11    2,000  SH        SOLE                   2,000
Express Scripts Inc                  COM           302182100     44    1,200  SH        SOLE                   1,200
Exxon Mobil Corp                     COM           30231G102  2,694   37,095  SH        SOLE                  37,095
FirstEnergy Corp                     COM           337932107     10      215  SH        SOLE                     215
Fluor Corp                           COM           343412102     79    1,700  SH        SOLE                   1,700
Freeport-McMoRan Copper & Gold Inc   COM           35671D857     49    1,600  SH        SOLE                   1,600
FreightCar America Inc               COM           357023100    365   25,360  SH        SOLE                  25,360
General Electric Co                  COM           369604103      2      100  SH        SOLE                     100
Gilead Sciences Inc                  COM           375558103     12      300  SH        SOLE                     300
Gol Linhas Aere SA ADR               ADR           38045R107      1      110  SH        SOLE                     110
Goldcorp Inc                         COM           380956409    898   19,685  SH        SOLE                  19,685
Google Inc                           CL A          38259P508      6       12  SH        SOLE                      12
Gorman Rupp Co                       COM           383082104      5      206  SH        SOLE                     206
Heinz H J Company                    COM           423074103     25      500  SH        SOLE                     500
Hess Corporation                     COM           42809H107     26      500  SH        SOLE                     500
Home Depot Inc                       COM           437076102      5      150  SH        SOLE                     150
Imperial Oil Ltd                     COM NEW       453038408  3,451   95,573  SH        DEFINED               90,673  4,900
Incyte Corp                          COM           45337C102      8      600  SH        SOLE                     600
Insulet Corp                         COM           45784P101      8      500  SH        SOLE                     500
Intel Corp                           COM           458140100  3,438  161,158  SH        SOLE                 161,158
Intl Business Mach                   COM           459200101    149      850  SH        SOLE                     850
IPath Dow Jones-UBS Livestock        ETN           06739H743    106    3,400  SH        SOLE                   3,400
iShares COMEX Gold Trust             ETF           464285105 10,053  635,060  SH        DEFINED	             599,660 35,400
iShares Lehman 1-3Y Treasury Fund    ETF           464287457     70      824  SH        SOLE                     824
iShares MSCI Japan Index             ETF           464286848    189   20,000  SH  CALL	SOLE                  20,000
iShares MSCI Japan Index             ETF           464286848      2      200  SH        SOLE                     200
iShares S&P Natural Res. Index Fund  ETF           464287374      2       65  SH        SOLE                      65
iShares Silver Trust                 ETF           46428Q109     38    1,315  SH        SOLE                   1,315
Johnson Controls Inc                 COM           478366107     63    2,400  SH        SOLE                   2,400
Juniper Networks Inc                 COM           48203R104     12      700  SH        SOLE                     700
Kellogg Co                           COM           487836108      5      100  SH        SOLE                     100
Kimberly Clark Corp                  COM           494368103    114    1,600  SH        DEFINED	               1,600
Kimco Realty Corp                    COM           49446R109      7      480  SH        SOLE                     480
Las Vegas Sands Corp                 COM           517834107     31      800  SH        SOLE                     800
Liberty Global Inc - A               COM SER A	   530555101     14      400  SH        SOLE                     400
Liberty Global Inc - C               COM SER C     530555309     14      400  SH        SOLE                     400
Liberty Media Corp - Interactive     INT COM SER A 53071M104     30    2,000  SH        SOLE                   2,000
Madden Steven Ltd                    COM           556269108      2       60  SH        SOLE                      60
Magellan Midstream Partners Lp       COM           559080106      1       12  SH        SOLE                      12
Mako Surgical Corp                   COM           560879108     10      300  SH        SOLE                     300
MannKind Corp                        COM           56400P201      2      590  SH        SOLE                     590
Market Vectors Double Short Euro     ETN           617480280    311    7,200  SH        SOLE                   7,200
Market Vectors Gold Miners ETF       ETF           57060U100  4,345   78,720  SH        DEFINED	              76,584  2,136
McDonald's Corp                      COM           580135101    321    3,651  SH        SOLE                   3,651
Medco Health Solutions Inc           COM           58405U102     16      342  SH        SOLE                     342
Medtronic Corp	                     COM           585055106     83    2,500  SH        DEFINED	               2,500
Merck & Co Inc                       COM           58933Y105     15      450  SH        SOLE                     450
MGM Mirage Inc                       COM           552953101     37    4,000  SH        SOLE                   4,000
Microsoft Corp                       COM           594918104      5      204  SH        SOLE                     204
Mks Instruments Inc                  COM           55306N104    171    7,855  SH        SOLE                   7,855
Mosaic Co                            COM           61945C103     20      400  SH        SOLE                     400
National-Oilwell Varco Inc           COM           637071101  2,136   41,700  SH        SOLE                  41,700
Natural Resource Partners Lp         COM UNIT L P  63900P103  2,527   99,635  SH        SOLE                  99,635
Neoprobe Corp                        COM           640518106      1      500  SH        SOLE                     500
Newmont Mining Corp                  COM           651639106  1,011   16,060  SH        SOLE                  16,060
NextEra Energy Inc                   COM           65339F101  2,418   44,760  SH        DEFINED	              42,640  2,120
Nike Inc                             CL B          654106103     43      500  SH        SOLE                     500
Norfolk Southern Corp                COM           655844108     77    1,257  SH        SOLE                   1,257
Novartis AG ADR                      ADR           66987V109  3,301   59,185  SH        SOLE                  59,185
Nuveen Municipal Value Fund          COM           670928100  2,097  215,474  SH        DEFINED	             204,674 10,800
Onyx Pharmaceuticals                 COM           683399109      3      100  SH        SOLE                     100
Oracle Corp                          COM           68389X105     57    2,000  SH        SOLE                   2,000
Pepco Hldgs Inc Com                  COM           713291102    250   13,210  SH        SOLE                  13,210
PepsiCo Inc                          COM           713448108     26      420  SH        SOLE                     420
Petroleo Brasileiro SA               ADR           71654V408 	  6      245  SH        SOLE                     245
Pfizer Inc                           COM           717081103      2       96  SH        SOLE                      96
Pinnacle West Capital Corp           COM           723484101  1,711   39,835  SH        SOLE                  39,835
Plum Creek Timber Company Inc        COM           729251108  1,839   52,971  SH        DEFINED	              43,851  9,120
Pope Resources LP                    DPSTRY RCPT   732857107    514   12,547  SH        SOLE                  12,547
Potash Corp Of Saskatchewan Inc      COM           73755L107     26      600  SH        SOLE                     600
Potlatch Corp                        COM           737630103  4,508  143,012  SH        DEFINED	             131,512 11,500
PowerShares DB Agriculture Fund      ETF           73936B408 	113    3,815  SH        SOLE                   3,815
Powershares DB Cmdty Index Fund      UNIT BEN INT  73935S105      3      110  SH        SOLE                     110
Primoris Services Corporation        COM           74164F103     21    2,000  SH        SOLE                   2,000
Protalix Biotherapeutics, Inc.       COM           74365A101      7    1,500  SH        SOLE                   1,500
Prudential Finl Inc                  COM           744320102     28      600  SH        SOLE                     600
Raptor Pharmaceutical Corp           COM           75382F106      5    1,000  SH        SOLE                   1,000
Rayonier Inc                         COM           754907103  2,337   63,513  SH        SOLE                  63,513
Raytheon Co                          COM NEW       755111507    521   12,756  SH        SOLE                  12,756
Reliance Steel & Aluminum Co         COM           759509102     17      500  SH        SOLE                     500
Royal Dutch Shell                    ADR A         780259206     75    1,225  SH        SOLE                   1,225
Royal Dutch Shell Plc ADR            ADR B         780259107    603    9,725  SH        DEFINED	               6,425  3,300
SAIC Inc                             COM           78390X101     29    2,484  SH        SOLE                   2,484
Sanofi-Aventis SA ADR                ADR           80105N105    261    7,955  SH        SOLE                   7,955
Schlumberger Limited                 COM           806857108     66    1,100  SH        SOLE                   1,100
Scotts Miracle-Gro Co                CL A          810186106    147    3,305  SH        SOLE                   3,305
Seaboard Corp                        COM           811543107    159       88  SH        SOLE                      88
Sensient Techonologies Corp          COM           81725T100    212    6,500  SH        DEFINED	               6,500
Sirius XM Radio Inc                  COM           82967N108      5    3,500  SH        SOLE                   3,500
SPDR Gold Trust                      ETF           78463V107  5,805   36,726  SH        DEFINED	              33,776  2,950
SPDR S&P Intl Dividend ETF           ETF           78463X772     12      265  SH        SOLE                     265
Spectra Energy Corp                  COM           847560109  2,184   89,025  SH        SOLE                  89,025
Spirit Aerosystems Inc               COM CL A      848574109      8      505  SH        SOLE                     505
Staples Inc                          COM           855030102      7      540  SH        SOLE                     540
Starwood Hotels & Resorts Inc        COM           85590A401     78    2,000  SH        SOLE                   2,000
Swiss Helvetia Fund Inc              COM           870875101      2      172  SH        SOLE                     172
Syngenta                             ADR           87160A100     96    1,850  SH        DEFINED	               1,850
Targacept Inc                        COM           87611R306     30    2,000  SH        SOLE                   2,000
TECO Energy Inc                      COM           872375100  4,228  246,812  SH        SOLE                 246,812
Texas Pacific Land Trust             SUB CTF I T   882610108     56    1,545  SH        SOLE                   1,545
The Andersons, Inc.                  COM           034164103  1,341   39,877  SH        SOLE                  39,877
THQ Inc                              COM NEW       872443403      2    1,000  SH        SOLE                   1,000
Tjx Companies Inc                    COM           872540109     44      800  SH        SOLE                     800
Tootsie Roll Industries              COM           890516107    158    6,541  SH        SOLE                   6,541
Total SA                             ADR           89151E109  1,087   24,770  SH        DEFINED	              21,070  3,700
Trius Therapeutics Inc               COM           89685K100      6    1,000  SH        SOLE                   1,000
Unilever NV ADR                      ADR           904784709     82    2,600  SH        SOLE                   2,600
Union Pacific Corp                   COM           907818108     56      690  SH        SOLE                     690
United Parcel Svc Inc                CL B          911312106     82    1,300  SH        SOLE                   1,300
United Sts Oil Fd Lpunits            UNITS         91232N108      1       30  SH        SOLE                      30
US Bancorp Del Com New               COM NEW       902973304     89    3,800  SH        SOLE                   3,800
US SPDR S&P Dividend ETF             ETF           78464A763     41      840  SH        SOLE                     840
Vale SA ADR                          ADR           91912E105      3      130  SH        SOLE                     130
Vanguard Value ETF                   ETF           922908744      2       50  SH        SOLE                      50
Verizon Communications               COM           92343V104  4,966  134,955  SH        SOLE                 134,955
Vodafone Group Plc                   ADR           92857W209  5,879  229,100  SH        SOLE                 229,100
Walt Disney Co                       COM           254687106     64    2,125  SH        SOLE                   2,125
Western Union Co                     COM           959802109  1,008   65,920  SH        DEFINED               60,030  5,890
Weyerhaeuser Co                      COM           962166104  2,297  147,729  SH        SOLE                 147,729
Ym Biosciences Inc                   COM           984238105      7    4,000  SH        SOLE                   4,000
Ziopharm Oncology Inc                COM           98973P101      9    2,000  SH        SOLE                   2,000